Goodwill and Other Intangible Assets - Intangible Assets Other than Goodwill (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 192,955	$ 177,395	$ 173,414
Accumulated Amortization	(146,395)	(131,082)	(119,642)
Net Book Value	$ 46,560	$ 46,313	53,772
Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life (in years)		3 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life (in years)		10 years
Software and technology
Finite-Lived Intangible Assets [Line Items]
Estimated useful life (in years)	3 years	3 years
Gross Carrying Amount	$ 68,650	$ 66,063	66,251
Accumulated Amortization	(62,661)	(58,866)	(57,937)
Net Book Value	5,989	7,197	8,314
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	98,602	88,904	86,364
Accumulated Amortization	(68,217)	(59,744)	(52,753)
Net Book Value	$ 30,385	$ 29,160	33,611
Customer relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life (in years)	3 years	3 years
Customer relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life (in years)	10 years	10 years
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 25,353	$ 22,278	20,799
Accumulated Amortization	(15,466)	(12,461)	(8,952)
Net Book Value	$ 9,887	$ 9,817	$ 11,847
Trademarks | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life (in years)	3 years	3 years
Trademarks | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life (in years)	10 years	10 years
Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Estimated useful life (in years)	5 years	5 years
Gross Carrying Amount	$ 350	$ 150
Accumulated Amortization	(51)	(11)
Net Book Value	$ 299	$ 139